John Hancock Funds II

601 Congress Street

Boston, MA 02210

February 4, 2013

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the forms of prospectus and Statement of Additional Information, each dated January 31, 2013, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 25, 2013 via EDGAR.

If you have any questions or comments, please call me at 617-663-4326.

/s/ Andrew Wilkins

Andrew Wilkins

Assistant Secretary